Convertible Bond and Derivative Financial Liability	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Convertible Bond and Derivative Financial Liability
23.	CONVERTIBLE BOND AND DERIVATIVE FINANCIAL LIABILITY
On December 19, 2019, the Company issued 2% convertible bond with a principal amount of US$15,000,000. There was no movement in the number of u
n
its

of these convertible bonds during the year. The bond is convertible at the option of the bondholders into class A ordinary shares at any time after six months following the date of issuance of the bond and prior to the close of business on the second business day immediately preceding the maturity date of June, 30, 2023. The conversion rate is 99.44 American Depositary Shares (“ADSs”) per US$
1,000
principal. The conversion rate is subject to adjustment upon the occurrence of certain events that have an impact on the number of outstanding shares of the company. The bondholders can convert all or any portion of the bond that equals to or greater than US$10,000,000. However, the bondholders can only exercise such right to convert no more than twice. Any convertible notes not converted, as well as the accrued interest, will be repaid on
June 30, 2023.

The convertible bond has been converted in January 2022.
On
initial recognition, the derivative component of the convertible bond is measured at fair value and presented as a derivative financial liability.
The movement of convertible bond during the years ended December 31, 2020 and 2021 are as follows:

	Liability component	Derivative financial liability
	HK$	HK$
At January 1, 2020	95,995,690	20,813,810
Interest for the year	7,717,348	—
Fair value gain recogni z ed in profit or loss	—	(7,765,148)
Exchange alignment	(434,609)	(94,349)

At December 31, 2020	103,278,429	12,954,313

Interest for the year	8,085,419	—
Exchange alignment	606,536	798,360

At December 31, 2021	111,970,384	13,752,673